Stock-Based Compensation (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award
Shares authorized under existing stock based compensation plans (in shares)	274,100,000
Additional shares considered authorized under previous stock based compensation plans (in shares)	66,200,000
Unused shares available for grant (in shares)	124,800,000
Stock options
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of awards vested per year (as a percent)	25.00%
Vesting period (in years)	4 years
Contractual term (in years)	10 years
Weighted Average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ 94	$ 98	$ 102
Options exercised (in dollars per share)	$ 98	$ 101	$ 98
Options canceled/expired (in dollars per share)	$ 107	$ 108	$ 127
Outstanding, ending balance (in dollars per share)	$ 90	$ 94	$ 98
Exercisable at end of period (in dollars per share)	$ 90	$ 94	$ 98
Number of Shares under Option
Outstanding, beginning balance (in shares)	39,197,728	73,210,457	119,307,170
Options exercised (in shares)	(18,144,309)	(33,078,316)	(28,100,192)
Options canceled/expired (in shares)	(391,097)	(934,413)	(17,996,521)
Outstanding, ending balance (in shares)	20,662,322	39,197,728	73,210,457
Exercisable at end of period (in shares)	20,662,322	39,197,728	72,217,126
Restricted Stock Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (in years)	1 year
Restricted Stock Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (in years)	5 years